Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 13 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	December 31, 2019	December 31, 2018
Land use rights	$7,042,551	$7,126,411
Software	26,974	31,730
Total	7,069,525	7,158,140
Less: accumulated amortization	(924,346)	(763,002)
Intangible assets, net	$6,145,179	$6,395,138

As of December 31, 2019 and 2018, land use rights of 26,695 square meters with a carrying value of approximately $0.4 million and $0.4 million was pledged to the bank as collateral for the Company’s short-term bank loan (see Note 14).

As of December 31, 2019 and 2018, land use rights of 306,000 square meters with a carrying value of approximately $4.4 million and $4.9 million, respectively, was pledged to the bank as collateral for the Company’s long-term bank loan (see Note 15).

In addition, in connection with the Company’s subsequent borrowing of $0.7 million loan from Jiangsu Bank, REIT Xinyi pledged its land use rights with a carrying value of approximately $1.7 million (RMB 12 million) as collateral (see Note 21).

Amortization expense was $172,216, $153,286 and $149,590 for the years ended December 31, 2019, 2018 and 2017, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2020	145,381
2021	145,381
2022	145,381
2023	145,381
2024	145,381
2025 and Thereafter	5,418,274
$6,145,179